Brown Advisory Sustainable Small-Cap Core Fund
Schedule of Investments
March 31, 2022 (Unaudited)

Shares	Security Description	Value $
Common Stocks - 91.4%
Communication Services - 3.2%
53,475	Angi, Inc.*	303,203
4,378	Nexstar Media Group, Inc.	825,166
		1,128,369
Consumer Discretionary - 8.6%
6,854	Bright Horizons Family Solutions, Inc.*	909,457
3,611	Choice Hotels International, Inc.	511,895
35,979	Denny's Corp.*	514,860
11,231	National Vision Holdings, Inc.*	489,335
2,167	TopBuild Corp.*	393,072
6,500	Warby Parker, Inc.*	219,765
		3,038,384
Consumer Staples - 3.6%
32,913	Sprouts Farmers Market, Inc.*	1,052,558
7,001	TreeHouse Foods, Inc.*	225,852
		1,278,410
Financials - 17.6%
26,634	Bancorp, Inc.*	754,541
49,480	Eastern Bankshares, Inc.	1,065,799
48,566	MGIC Investment Corp.	658,069
14,798	Pacific Premier Bancorp, Inc.	523,109
4,525	Primerica, Inc.	619,111
8,062	Prosperity Bancshares, Inc.	559,342
10,244	TriState Capital Holdings, Inc.*	340,408
8,814	UMB Financial Corp.	856,368
21,063	Veritex Holdings, Inc.	803,975
		6,180,722
Health Care - 15.7%
13,634	Abcam PLC ADR*	249,366
27,253	Alignment Healthcare, Inc.*	306,051
3,582	Ascendis Pharma A/S ADR*	420,384
4,186	Biohaven Pharmaceutical Holding Co., Ltd.*	496,334
4,392	Blueprint Medicines Corp.*	280,561
1,798	Charles River Laboratories International, Inc.*	510,578
1,400	Fate Therapeutics, Inc.*	54,278
9,581	HealthEquity, Inc.*	646,143
4,451	Inari Medical, Inc.*	403,439
8,785	NeoGenomics, Inc.*	106,738
3,066	Neurocrine Biosciences, Inc.*	287,437
2,535	Nevro Corp.*	183,357
9,094	OrthoPediatrics Corp.*	490,984
17,967	Owens & Minor, Inc.	790,907
12,366	SI-BONE, Inc.*	279,472
		5,506,029
Industrials - 17.5%
19,338	AZEK Co., Inc.*	480,356
10,642	Comfort Systems USA, Inc.	947,244
19,043	Federal Signal Corp.	642,702
17,864	IAA, Inc.*	683,298
1,341	John Bean Technologies Corp.	158,868
8,254	McGrath RentCorp	701,425
55,921	Mueller Water Products, Inc.	722,500
3,081	Simpson Manufacturing Co., Inc.	335,952
1,636	SiteOne Landscape Supply, Inc.*	264,525
11,040	SPX Corp.*	545,486
1,798	Woodward, Inc.	224,588
12,617	Zurn Water Solutions Corp.	446,642
		6,153,586
Information Technology - 21.4%
14,327	Accolade, Inc.*	251,582
2,491	Aspen Technology, Inc.*	411,937
31,867	AvidXchange Holdings, Inc.*	256,529
4,584	BlackLine, Inc.*	335,640
4,186	CMC Materials, Inc.	776,084
15,123	CTS Corp.	534,447
6,883	Dynatrace, Inc.*	324,189
26,133	EchoStar Corp.*	636,077
3,125	Envestnet, Inc.*	232,625
10,775	EVO Payments, Inc.*	248,795
8,269	Genpact, Ltd.	359,784
1,562	Littelfuse, Inc.	389,578
12,691	Onto Innovation, Inc.*	1,102,721
6,957	Phreesia, Inc.*	183,387
3,390	WEX, Inc.*	604,946
7,443	Workiva, Inc.*	878,274
		7,526,595
Materials - 3.8%
9,728	HB Fuller Co.	642,729
10,642	Ingevity Corp.*	681,833
		1,324,562
Total Common Stocks (Cost $34,688,069)		32,136,657

Real Estate Investment Trusts - 5.9%
114,953	DigitalBridge Group, Inc.*	827,662
3,316	EastGroup Properties, Inc.	674,076
15,241	Essential Properties Realty Trust, Inc.	385,597
2,476	W.P. Carey, Inc.	200,160
Total Real Estate Investment Trusts (Cost $2,043,079)		2,087,495

Short-Term Investments - 2.2%
Money Market Funds - 2.2%
762,105	First American Government Obligations Fund - Class Z, 0.15%#	762,105
Total Short-Term Investments (Cost $762,105)		762,105
Total Investments - 99.5% (Cost $37,493,253)		34,986,257
Other Assets in Excess of Liabilities - 0.5%		158,885
NET ASSETS - 100.0%		$35,145,142

* Non-Income Producing
ADR — American Depositary Receipt
# Annualized seven-day yield as of the date of this report.

Various inputs may be used to determine the value of the Fund's investments. These inputs are summarized in three broad levels. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Evaluated price based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment spreads, credit risk, etc.).
Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

As of the date of this report, all of the Fund's investments were categorized as Level 1 securities.

The Global Industry Classification Standard (GICS®) was developed by and is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC ('S&P'). (GICS®) is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Fund's Administrator, U.S. Bancorp Fund Services, LLC.